Judicial deposits	12 Months Ended
Dec. 31, 2024
Judicial Deposits
Judicial deposits

11.	Judicial deposits

 They are recorded at historical cost and adjusted for monetary variation according to current legislation

	2024	2023

Judicial deposits	677,530	689,739

Civil	290,580	286,430
Labor	54,954	68,202
Tax	239,093	220,842
Regulatory	116	115
Online attachment(i)	92,787	114,150

(i)	Refer to legal blockages directly in the Company's current accounts and interest earning bank deposits linked to certain legal proceedings. This amount is periodically analyzed and when identified, reclassification is made to one of the other specific accounts of the legal deposit item.

Civil

These are court deposits to guarantee the execution of civil proceedings where the Company is challenging the amounts involved. Most of these proceedings refer to lawsuits filed by customers, involving issues of consumer rights, among others.

There are some processes with differentiated matters, for instance, in which the value set by ANATEL for vacating certain transmission sub-bands is discussed, enabling the implementation of 4G technology. In this case, the amount deposited updated in court under discussion is R$ 88,147 (R$ 83,438 on December 31, 2023).

Labor

These are amounts deposited in court as guarantees for the execution and the filing of appropriate appeals, where the relevant matters or amounts involved are still being discussed. The total amount has been allocated between the various claims filed by registered employees and third-party service providers.

Tax

The Company has legal deposits in the total, restated and estimated amount of R$ 239,093 (R$ 220,842 on December 31, 2023), relating to tax matters, made to support several ongoing legal discussions. Such deposits mainly relate to the following discussions:

(a)	Use of credit in the acquisition of electricity directly employed in the production process of companies, matter with positive jurisprudence in the judiciary system. The restated amount of deposits regarding this discussion is R$ 40,533 (R$ 38,650 on December 31, 2023).

(b)	CPMF levy on loan conversion operations into the Company’s equity; recognition of the right not to collect the contribution allegedly levied on the simple change of ownership of current accounts due to merger. The restated amount of deposits regarding this discussion is R$ 5,982 (R$ 5,668 as of December 31, 2023).

(c)	Constitutionality of the collection of the functioning supervision fee (TFF -Taxa de Fiscalização do Funcionamento) by municipal authorities of different localities. The restated amount of deposits regarding this discussion is R$ 26,339 (R$ 24,048 on December 31, 2023).

(d)	Non-homologation of compensation of federal debts withholding income tax credits (IRRF) for the alleged insufficiency of credits, as well as the deposit made for the purposes of release of negative Certificate of debts. The restated amount of deposits regarding this discussion is R$ 12,699 (R$ 12,177 as of December 31, 2023).

(e)	Levy of ISS on import and outsourced services; alleged lack of collection in relation to ground cleaning and maintenance service of BRS (Base Radio Station), the ISS itself, the ISS incident on co-billing services and software licensing (blackberry). Guarantee of the right to take advantage of the benefit of spontaneous denunciation and search for the removal of confiscatory fines in the case of late payment. The restated amount of deposits regarding this discussion is R$ 12,974 (R$ 12,191 as of December 31, 2023).

(f)	Accessory services provided for in the agreement 69/98 ICMS incident on the provision of communication services of the amounts charged for access, membership, activation, qualification, availability, subscription and use of the services, among others. The restated amount of deposits regarding this discussion is R$ 3,903 (R$ 3,775 as of December 31, 2023).

(g)	Requirement by ANATEL of the public price for the administration of numbering resources. The restated amount of deposits regarding this discussion is R$ 4,123 (R$ 3,960 as of December 31, 2023).

(h)	Unconstitutionality and illegality of the collection of FUST (Fund for Universalisation of Telecommunications Services). The right not to collect FUST, failing to include in its calculation base the revenues transferred by way of interconnection and EILD (Industrial Exploitation of Dedicated Line), as well as the right not to suffer the retroactive collection of the differences determined in function of not observing sum 7/2005 of ANATEL. The restated amount of deposits regarding this discussion is R$ 71,237 (R$ 67,911 as of December 31, 2023).

(i)	ICMS – Miscellaneous. Deposits made in several processes that discuss ICMS charges, mainly related to discussions on loan, DIFAL, exempt and non-taxed services, ICAP and Covenant 39. The restated amount of deposits regarding this discussion is R$ 30,039 (R$ 26,213 as of December 31, 2023).

(j)	Charges related to cases of Jornal do Brasil that were directed to the Company. The restated amount of deposits regarding this discussion is R$ 15,461 (R$ 15,759 as of December 31, 2023).